ACQUISITION OF BUSINESSES (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combinations
Consideration Transferred:

US$ MILLIONS
Cash	$45
Pre-existing interest in businesses	134
Total consideration	$179
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$67
Accounts receivable and other	40
Intangible assets	1,330
Goodwill	54
Accounts payable and other liabilities	(144)
Non-recourse borrowings	(563)
Deferred income tax liabilities	(201)
Net assets acquired before non-controlling interest	583
Non-controlling interest(2)	(404)
Net assets acquired	$179
1.The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of intangible assets and deferred income taxes as at the date of the acquisition
2.Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
Consideration Transferred:

US$ MILLIONS
Cash	$62
Contingent consideration	17
Total consideration	$79
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$24
Accounts receivable and other	55
Property, plant and equipment	124
Intangible assets	51
Goodwill	92
Accounts payable and other liabilities	(34)
Lease liabilities	(58)
Non-recourse borrowings	(75)
Deferred income tax liabilities	(12)
Net assets acquired before non-controlling interest	167
Non-controlling interest(2)	(88)
Net assets acquired	$79
1.The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of property, plant and equipment, intangible assets and the resulting impact to goodwill as at the date of the acquisition.
2.Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
Consideration Transferred:

US$ MILLIONS
Cash	$22
Pre-existing interest in businesses	33
Total consideration	$55
Fair value of assets and liabilities acquired:

US$ MILLIONS
Cash and cash equivalents	$11
Accounts receivable and other	22
Intangible assets	619
Accounts payable and other liabilities	(52)
Non-recourse borrowings	(359)
Deferred income tax liabilities	(63)
Net assets acquired before non-controlling interest	178
Non-controlling interest(1)	(123)
Net assets acquired	$55
1.Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
Consideration Transferred:

US$ MILLIONS
Cash	$2,041
Total consideration	$2,041
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$368
Accounts receivable and other	415
Property, plant and equipment	1,785
Intangible assets	582
Goodwill	294
Accounts payable and other liabilities	(344)
Lease liabilities	(778)
Non-recourse borrowings	(119)
Deferred income tax liabilities	(162)
Net assets acquired	$2,041
1.The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of property, plant and equipment, intangible assets, deferred income taxes and the resulting impact to goodwill as at the date of the acquisition.
Consideration Transferred:

US$ MILLIONS
Cash	$803
Total consideration	$803
Fair value of assets and liabilities acquired:

US$ MILLIONS
Cash and cash equivalents	$14
Accounts receivable and other	140
Property, plant and equipment	2,334
Intangible assets	379
Assets held for sale	270
Accounts payable and other liabilities	(248)
Lease liabilities	(1,233)
Liabilities held for sale	(70)
Deferred income tax liabilities	(229)
Net assets acquired	$1,357
Bargain purchase gain	$554